UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 133.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.3%
BE Aerospace, Inc.
Term Loan, 3.75%, Maturing December 16, 2021		962	$971,854
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		311	283,937
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		422	337,629
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		1,967	1,831,390
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		2,617	2,619,281
Term Loan, 3.75%, Maturing June 4, 2021		1,789	1,786,423
Term Loan, 3.75%, Maturing June 9, 2023		947	943,224
Term Loan, 3.75%, Maturing June 9, 2023		1,053	1,048,026
Term Loan, 3.75%, Maturing June 9, 2023		2,344	2,331,334

			$12,153,098

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		2,350	$2,356,345

			$2,356,345

Automotive — 2.7%
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		3	$2,550
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		1,134	1,138,007
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		978	977,500
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		1,668	1,672,479
Term Loan, 3.25%, Maturing December 31, 2018		1,209	1,210,860
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		3,847	3,636,866
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		451	452,378
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		2,091	2,093,239
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	794	885,473
Term Loan, 4.50%, Maturing June 30, 2022		1,191	1,196,211
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		642	639,819
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		627	626,888

			$14,532,270

Beverage and Tobacco — 0.4%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		1,198	$1,063,179
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		1,000	825,000

			$1,888,179

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.9%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023	1,020	$1,019,785
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	2,863	2,161,878
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	735	731,701
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	275	264,000
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	781	747,808

		$4,925,172

Building and Development — 3.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	915	$918,104
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	425	428,453
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	1,012	1,013,453
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	1,904	1,898,961
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	3,571	3,556,749
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	4,379	4,300,524
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	198	199,609
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,047	1,050,637
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,396	1,388,959
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022	573	576,258
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	619	620,796
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	558	556,869

		$16,509,372

Business Equipment and Services — 9.7%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	2,992	$2,941,846
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	1,593	1,596,970
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	675	574,103
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	804	803,075
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,022	986,463
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	410	412,223
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	602	581,583
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019	929	928,045
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	272	272,676
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,150	787,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020		266	$75,775
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		489	29,335
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		4,519	4,269,989
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,393	1,396,692
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		2,448	2,454,091
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	2,780	2,038,557
Global Payments, Inc.
Term Loan, 4.00%, Maturing April 22, 2023		675	681,890
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		1,848	1,857,573
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,923	1,926,813
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		3,142	3,145,333
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		2,471	2,468,348
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,025	1,153,113
J.D. Power and Associates
Term Loan, Maturing May 24, 2023(2)		2,000	2,007,500
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		2,659	2,669,157
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,325	2,335,977
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,073	1,098,035
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		873	786,443
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		527	523,390
Term Loan, 4.50%, Maturing April 11, 2022		667	637,122
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		1,344	1,343,944
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		2,125	2,141,824
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		1,150	1,152,395
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		3,372	3,390,911
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		578	580,641
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		1,182	1,186,754
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		253	251,474

			$51,487,785

Cable and Satellite Television — 3.3%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		1,082	$1,086,025
CSC Holdings, LLC
Term Loan, 3.50%, Maturing January 24, 2023		2,070	2,082,194
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		858	858,969
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		3,890	3,925,748

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Numericable Group SA
Term Loan, 4.56%, Maturing July 31, 2022		372	$372,343
Term Loan, 4.00%, Maturing July 31, 2023	EUR	695	782,954
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		823	824,995
Telenet International Finance S.a.r.l.
Term Loan, 4.25%, Maturing June 30, 2024		825	828,094
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		2,629	2,621,673
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,475	1,957,580
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	382	428,976
Term Loan, 3.75%, Maturing January 15, 2022	EUR	593	665,890
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,074	1,205,272

			$17,640,713

Chemicals and Plastics — 7.1%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		265	$265,332
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		138	137,668
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		298	297,448
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,358	3,372,429
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		480	467,514
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		506	506,030
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		550	542,438
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		146	145,249
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		885	877,532
GCP Applied Technologies, Inc.
Term Loan, 5.25%, Maturing February 3, 2022		549	551,540
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,206	2,209,227
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		983	982,114
Term Loan, 4.25%, Maturing April 1, 2023		524	526,633
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	420	472,214
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	983	1,105,308
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,103	4,103,313
Term Loan, 4.25%, Maturing March 31, 2022		691	691,516
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		1,550	1,543,219
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		293	272,356
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		546	546,159
Term Loan, 5.50%, Maturing June 7, 2020		591	590,050
Term Loan, 5.50%, Maturing June 7, 2020		1,292	1,292,676
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,138	1,142,958

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Orion Engineered Carbons GmbH
Term Loan, 4.75%, Maturing July 25, 2021	EUR	848	$959,887
Term Loan, 4.75%, Maturing July 25, 2021		1,184	1,186,117
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		681	653,520
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022		498	499,991
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		2,200	2,219,446
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		295	292,934
Term Loan, 4.50%, Maturing July 31, 2021	EUR	958	1,078,673
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		66	66,372
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		375	376,111
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		322	322,715
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		2,929	2,878,061
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,226	3,226,028
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		1,337	1,342,347

			$37,743,125

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		1,617	$1,575,652

			$1,575,652

Conglomerates — 0.7%
Bestway UK Holdco Limited
Term Loan, 4.98%, Maturing October 6, 2021	GBP	1,103	$1,458,759
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		2,757	2,370,772

			$3,829,531

Containers and Glass Products — 2.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,104	$2,112,422
Term Loan, 3.50%, Maturing January 6, 2021		612	614,004
Term Loan, 3.75%, Maturing October 3, 2022		1,015	1,019,909
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,477	1,491,814
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	1,650	1,862,283
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		383	383,148
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		360	355,028
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		2,770	2,779,388
Term Loan, Maturing February 1, 2023(2)		400	401,073
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	1,975	2,231,116
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		1,210	1,214,116
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		572	573,889

			$15,038,190

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cosmetics/Toiletries — 1.6%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022	873	$876,085
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023	1,725	1,734,703
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	1,563	1,558,628
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	1,153	1,154,519
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	3,101	3,111,389

		$8,435,324

Drugs — 3.7%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019	362	$362,294
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	1,035	1,035,981
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023	1,400	1,386,000
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	2,599	2,588,878
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	2,612	2,589,254
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	1,213	1,197,591
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	1,491	1,483,420
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing October 20, 2018	1,705	1,679,512
Term Loan, 4.75%, Maturing December 11, 2019	1,028	1,018,852
Term Loan, 4.75%, Maturing August 5, 2020	3,031	2,997,152
Term Loan, 5.00%, Maturing April 1, 2022	3,454	3,432,860

		$19,771,794

Ecological Services and Equipment — 1.0%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	3,703	$3,700,537
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	1,862	1,855,514

		$5,556,051

Electronics/Electrical — 15.1%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021(3)	2,071	$1,042,526
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	9,188	9,220,750
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	704	680,922
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022	918	923,083
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing June 3, 2021	1,075	1,081,942
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	5,807	5,812,679
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	293	294,609
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	400	406,500
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	309	309,882
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	818	769,809

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,485	$1,482,225
Term Loan, 4.50%, Maturing April 6, 2020	1,000	998,750
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	4,454	4,468,802
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	584	585,750
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	550	541,750
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	5,057	5,009,416
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,399	3,356,213
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	565	554,146
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	515	515,143
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	963	966,109
Term Loan, 5.25%, Maturing November 19, 2021	1,943	1,952,183
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,348	1,353,652
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,228	1,226,231
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	620	624,887
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	1,300	1,309,750
NXP B.V.
Term Loan, 3.75%, Maturing December 7, 2020	933	940,537
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023	1,100	1,113,750
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	2,165	2,153,581
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	225	218,813
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,182	1,184,681
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,750	1,748,542
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,657	5,500,438
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	199	199,185
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	3,538	2,914,730
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	508	503,445
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	235	236,620
Term Loan, 4.00%, Maturing July 8, 2022	1,814	1,826,307
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	1,868	1,802,375
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	2,007	1,981,510
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	857	855,684
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,560	1,556,660
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	1,725	1,723,563
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	2,222	2,084,412

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023		2,300	$2,308,009
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021		1,147	1,147,728
Western Digital Corporation
Term Loan, 6.25%, Maturing April 29, 2023		1,225	1,239,394
Zebra Technologies Corporation
Term Loan, 4.00%, Maturing October 27, 2021		1,826	1,837,692

			$80,565,365

Financial Intermediaries — 4.0%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		1,967	$1,933,770
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		1,525	1,493,230
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		1,978	1,976,937
First Data Corporation
Term Loan, 4.24%, Maturing July 8, 2022		2,625	2,637,306
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		1,095	1,089,652
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		1,317	1,320,663
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		694	686,610
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		497	507,764
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		437	437,010
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		122	122,326
Term Loan, 6.25%, Maturing September 4, 2018		666	667,267
Term Loan, 6.25%, Maturing September 4, 2018		729	730,287
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		848	837,319
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		941	941,295
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		266	266,340
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		2,124	2,128,859
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		4,611	3,796,338

			$21,572,973

Food Products — 4.0%
AdvancePierre Foods, Inc.
Term Loan, 4.75%, Maturing June 2, 2023		2,337	$2,349,091
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,252	1,257,629
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	326	368,681
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		852	854,571
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,185	1,100,019
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		1,500	1,090,000
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		2,261	2,264,996
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		759	755,803

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		862	$863,660
Term Loan, 3.75%, Maturing September 18, 2020		1,532	1,536,474
Term Loan, 4.00%, Maturing October 30, 2022		672	672,255
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		1,018	1,026,775
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		3,725	3,705,794
Term Loan, 6.25%, Maturing May 5, 2023	GBP	1,000	1,328,137
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		1,785	1,792,515
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		266	267,515

			$21,233,915

Food Service — 3.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		4,664	$4,688,272
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,000	971,652
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		1,997	2,003,021
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		1,608	1,631,494
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		1,623	1,627,483
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		400	382,771
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		267	266,583
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		6,700	5,068,925
Yum! Brands, Inc.
Term Loan, 3.23%, Maturing June 16, 2023		975	980,180

			$17,620,381

Food/Drug Retailers — 2.6%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021		1,341	$1,348,747
Term Loan, 4.75%, Maturing June 22, 2023		4,918	4,950,967
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		1,450	1,457,552
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		1,500	1,505,859
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019		4,421	4,425,123

			$13,688,248

Health Care — 14.5%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022		246	$246,558
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022		322	323,761
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		836	841,143
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021		1,395	1,396,493
Alere, Inc.
Term Loan, 4.50%, Maturing June 18, 2022		1,591	1,574,727
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		1,199	1,144,840
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		3,159	3,144,018

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	588	$589,287
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	1,036	1,039,536
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	765	765,810
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	569	566,033
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	2,971	2,896,266
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	33	32,583
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	1,945	1,956,675
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,570	2,533,511
Term Loan, 4.00%, Maturing January 27, 2021	2,735	2,704,475
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	297	296,440
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,295	1,297,901
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	992	973,204
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,161	3,178,278
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,129	2,085,930
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,962	1,965,993
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	91	91,632
Term Loan, 4.25%, Maturing August 30, 2020	300	300,257
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	1,067	1,069,618
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	2,645	2,645,663
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,588	1,588,419
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	948	951,680
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	2,378	2,374,569
Term Loan, 7.75%, Maturing May 15, 2018	3,007	3,019,145
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	5,705	5,710,823
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,470	1,465,104
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	5,906	5,924,265
KUEHG Corp.
Term Loan, 6.00%, Maturing August 13, 2022	1,117	1,112,375
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	509	422,069
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	2,400	2,424,751
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	370	306,842
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	1,013	1,017,304
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	997	994,364

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		2,090	$1,483,684
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		2,475	2,423,838
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		2,077	1,885,038
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		2,861	2,778,724
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		987	993,529
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023		1,425	1,427,672
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		1,095	1,098,799
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		695	693,864
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		340	336,105
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,133	1,104,431

			$77,198,026

Home Furnishings — 0.3%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,461	$1,468,596

			$1,468,596

Industrial Equipment — 4.5%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		2,492	$2,461,317
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		1,150	1,165,812
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		423	409,096
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		892	894,076
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	259,033
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,174	3,026,572
Term Loan, 4.75%, Maturing July 30, 2020	EUR	389	417,506
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		2,737	2,731,638
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		430	424,085
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		1,122	1,130,884
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		1,588	1,397,270
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	900	987,873
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		4,272	4,269,527
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		870	868,913
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		286	258,778
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		736	705,563
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	1,547	1,728,306

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	265	$259,927
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021	690	691,086

		$24,087,262

Insurance — 4.8%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	1,881	$1,872,771
Term Loan, Maturing August 12, 2022(2)	500	501,250
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019	4,662	4,692,660
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	946	949,301
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	700	693,219
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	1,889	1,891,691
Term Loan, 5.00%, Maturing August 4, 2022	4,992	5,007,224
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	2,300	2,282,750
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	1,574	1,275,331
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	1,000	761,700
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	2,748	2,741,907
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,715	2,711,375

		$25,381,179

Leisure Goods/Activities/Movies — 6.0%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	2,159	$2,175,553
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	2,014	2,021,323
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	4,400	4,392,665
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	869	872,571
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	422	416,276
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing December 15, 2022	1,900	1,910,095
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	882	883,782
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	236	235,645
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	198	198,808
Term Loan, 5.50%, Maturing May 8, 2021	1,537	1,540,766
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	2,501	2,517,021
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	1,337	1,336,667
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	561	566,932
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	1,718	1,709,134
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	961	964,308
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	2,729	2,674,990

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		1,078	$431,258
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		1,648	1,483,404
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		1,974	1,944,510
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		788	786,753
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		2,799	2,798,895

			$31,861,356

Lodging and Casinos — 5.2%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		3,321	$3,290,477
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,997	1,986,268
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		403	405,562
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)		978	1,015,489
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		639	643,464
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 7.75%, Maturing December 27, 2020		3,577	3,591,795
Gala Group Finance PLC
Term Loan, 4.97%, Maturing May 27, 2018	GBP	3,125	4,146,488
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		130	131,284
Term Loan, 5.50%, Maturing November 21, 2019		304	306,329
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		4,364	4,380,345
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		774	768,804
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023		1,920	1,936,390
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		486	484,275
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		3,559	3,561,714
Term Loan, 6.00%, Maturing October 1, 2021		837	836,792
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		365	365,143

			$27,850,619

Nonferrous Metals/Minerals — 2.8%
Alpha Natural Resources, LLC
Term Loan, Maturing July 25, 2019(2)		300	$274,500
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(5)		825	822,938
Term Loan, 7.50%, Maturing May 16, 2018		3,529	1,601,369
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		667	669,396
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		2,982	2,635,511
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023		825	830,156
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		296	260,403
Term Loan, 7.50%, Maturing April 16, 2020		1,855	1,391,515
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,987	1,050,395

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	2,624	$2,623,500
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	303	302,342
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	2,125	2,050,625
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	519	204,739

		$14,717,389

Oil and Gas — 4.3%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	3,010	$1,798,569
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,825	1,688,334
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	803	811,866
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	958	951,551
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	1,701	1,526,351
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,387	826,664
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	395	387,347
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	1,027	885,787
Term Loan, 8.00%, Maturing August 31, 2020	550	462,000
Term Loan, 8.38%, Maturing September 30, 2020	727	436,142
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	973	323,555
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,186	773,653
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	6,634	6,099,029
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	839	223,134
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	1,850	305,250
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	3,225	1,461,331
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	35	20,673
Term Loan, 4.25%, Maturing December 16, 2020	94	55,431
Term Loan, 4.25%, Maturing December 16, 2020	675	398,477
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	203	122,973
Term Loan, 4.25%, Maturing October 1, 2019	333	201,328
Term Loan, 4.25%, Maturing October 1, 2019	2,511	1,519,366
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	53	46,403
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,543	1,475,468

		$22,800,682

Publishing — 2.7%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	331	$264,744
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,733	1,740,794
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,343	4,207,334
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	3,876	3,793,846

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022		594	$540,140
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019		575	575,660
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021		1,655	1,638,241
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020		1,415	1,373,994

			$14,134,753

Radio and Television — 3.6%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		406	$390,556
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		1,950	1,634,621
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		221	222,032
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		4,137	2,939,724
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		337	337,755
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		245	245,873
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		616	601,750
iHeartCommunications, Inc.
Term Loan, 7.25%, Maturing January 30, 2019		2,132	1,661,481
Term Loan, 8.00%, Maturing July 30, 2019		364	282,108
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,332	1,334,126
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		626	627,465
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		710	711,555
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		834	829,727
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		484	484,381
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		4,688	4,692,526
Term Loan, Maturing March 1, 2020(2)		2,100	2,101,499

			$19,097,179

Retailers (Except Food and Drug) — 7.4%
B&M Retail Limited
Term Loan, 3.24%, Maturing May 21, 2019	GBP	350	$457,707
Term Loan, 3.74%, Maturing April 28, 2020	GBP	275	360,651
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		2,334	2,330,812
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,814	4,829,119
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		44	44,041
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		1,615	1,495,935
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		1,996	2,008,039
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		1,145	1,005,158
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		973	979,714

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		2,934	$2,095,538
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,797	1,788,979
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,423	1,401,955
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,491	2,502,212
Term Loan, 4.00%, Maturing January 28, 2020		804	808,480
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		2,192	2,068,774
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		2,680	2,682,950
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		4,691	4,704,486
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		1,692	1,539,872
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		515	470,768
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		429	421,504
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		3,235	3,205,458
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		1,699	1,613,858
Vivarte SA
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(6)	EUR	945	235,717
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	204	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		458	385,554

			$39,437,281

Steel — 1.2%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		5,565	$5,461,886
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		365	363,475
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021		599	602,881

			$6,428,242

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023		1,025	$1,029,912
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(5)		46	45,619
Term Loan, 4.00%, Maturing July 31, 2022		111	110,700
Term Loan, 4.00%, Maturing July 31, 2022		340	340,077
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		1,540	1,313,439

			$2,839,747

Telecommunications — 3.6%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		7,550	$7,174,863
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		2,148	2,051,161
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022		672	675,130
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		1,735	1,403,356
Term Loan, 4.00%, Maturing April 23, 2019		1,942	1,570,892

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	6,554	$6,552,641

		$19,428,043

Utilities — 3.4%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,019	$1,006,088
Term Loan, 3.25%, Maturing January 31, 2022	388	383,664
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022	3,143	3,137,602
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	940	939,076
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	960	960,328
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing December 19, 2016	1,725	1,729,852
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	390	392,438
Term Loan, 5.50%, Maturing January 15, 2021	574	574,279
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	1,800	1,786,500
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	109	106,490
Term Loan, 5.00%, Maturing December 19, 2021	2,429	2,383,925
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	199	191,553
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021	1,305	1,024,771
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	2,747	2,472,525
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,267	1,274,763

		$18,363,854

Total Senior Floating-Rate Loans (identified cost $741,091,029)		$713,217,691

Corporate Bonds & Notes — 9.8%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	75	$65,438
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(7)	15	15,994
Orbital ATK, Inc.
5.25%, 10/1/21	45	47,025
TransDigm, Inc.
7.50%, 7/15/21	10	10,600
6.00%, 7/15/22	85	88,400
6.50%, 7/15/24	80	83,494

		$310,951

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,388
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	72,290
3.25%, 5/15/18	10	10,267

Security	Principal Amount* (000’s omitted)	Value
ZF North America Capital, Inc.
4.50%, 4/29/22(7)	150	$156,187

		$259,132

Beverage and Tobacco — 0.0%(8)
Constellation Brands, Inc.
6.00%, 5/1/22	105	$122,440
4.25%, 5/1/23	105	111,825

		$234,265

Brokerage/Securities Dealers/Investment Houses — 0.0%(8)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	55	$56,444

		$56,444

Building and Development — 0.1%
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	15	$15,908
10.75%, 8/15/23(7)	18	20,070
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(7)	50	53,344
HD Supply, Inc.
7.50%, 7/15/20	110	115,087
5.25%, 12/15/21(7)	40	42,500
Hillman Group, Inc. (The)
6.375%, 7/15/22(7)	75	68,625
Nortek, Inc.
8.50%, 4/15/21	40	42,010
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(7)	120	126,600
Standard Industries, Inc.
5.375%, 11/15/24(7)	75	79,031
6.00%, 10/15/25(7)	55	59,813
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	46,350
5.875%, 6/15/24	60	62,100
USG Corp.
5.875%, 11/1/21(7)	35	36,925
5.50%, 3/1/25(7)	5	5,356

		$773,719

Business Equipment and Services — 0.2%
Acosta, Inc.
7.75%, 10/1/22(7)	80	$73,600
FTI Consulting, Inc.
6.00%, 11/15/22	40	42,250
IMS Health, Inc.
6.00%, 11/1/20(7)	75	76,625
National CineMedia, LLC
6.00%, 4/15/22	790	823,575
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	47,250
United Rentals North America, Inc.
7.625%, 4/15/22	40	42,927
6.125%, 6/15/23	15	15,825

		$1,122,052

Cable and Satellite Television — 0.6%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	155	$161,781
5.75%, 1/15/24	10	10,575
5.375%, 5/1/25(7)	95	99,037
5.75%, 2/15/26(7)	45	47,588

Security	Principal Amount* (000’s omitted)		Value
CSC Holdings, LLC
8.625%, 2/15/19		15	$16,753
5.25%, 6/1/24		10	9,544
DISH DBS Corp.
6.75%, 6/1/21		120	127,800
5.875%, 7/15/22		30	30,056
5.875%, 11/15/24		20	19,375
IAC/InterActiveCorp
4.875%, 11/30/18		46	47,208
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		833	868,922
6.00%, 4/15/21(7)	GBP	855	1,184,450
5.50%, 1/15/25(7)		550	560,312

			$3,183,401

Chemicals and Plastics — 0.8%
Hexion, Inc.
6.625%, 4/15/20		4,450	$3,782,500
Platform Specialty Products Corp.
10.375%, 5/1/21(7)		15	15,112
6.50%, 2/1/22(7)		60	52,350
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(7)		15	16,087
Tronox Finance, LLC
6.375%, 8/15/20		130	105,950
7.50%, 3/15/22(7)		20	15,975
W.R. Grace & Co.
5.125%, 10/1/21(7)		30	31,800
5.625%, 10/1/24(7)		10	10,763

			$4,030,537

Commercial Services — 0.0%(8)
CEB, Inc.
5.625%, 6/15/23(7)		15	$15,225

			$15,225

Conglomerates — 0.0%(8)
Belden, Inc.
5.50%, 9/1/22(7)		20	$20,800
Spectrum Brands, Inc.
6.375%, 11/15/20		50	52,312
6.625%, 11/15/22		30	31,988
5.75%, 7/15/25		70	76,125
TMS International Corp.
7.625%, 10/15/21(7)		55	39,875

			$221,100

Consumer Products — 0.0%(8)
Central Garden & Pet Co.
6.125%, 11/15/23		50	$53,250
HRG Group, Inc.
7.875%, 7/15/19		110	116,737

			$169,987

Containers and Glass Products — 1.0%
Berry Plastics Corp.
6.00%, 10/15/22		25	$26,656
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(7)		15	15,019
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(7)		35	37,691
6.375%, 8/15/25(7)		15	16,481

Security	Principal Amount* (000’s omitted)	Value
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	3,875	$4,010,625
4.127%, 7/15/21(7)(9)	950	959,500

		$5,065,972

Distribution & Wholesale — 0.0%(8)
American Tire Distributors, Inc.
10.25%, 3/1/22(7)	50	$46,188

		$46,188

Diversified Financial Services — 0.0%(8)
Argos Merger Sub, Inc.
7.125%, 3/15/23(7)	80	$83,900
Quicken Loans, Inc.
5.75%, 5/1/25(7)	35	34,869

		$118,769

Drugs — 0.1%
ConvaTec Finance International SA
8.25%, 1/15/19(7)(10)	200	$201,050
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(7)	30	30,225
5.625%, 10/15/23(7)	85	82,025
5.50%, 4/15/25(7)	30	27,825
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)	200	181,500
7.50%, 7/15/21(7)	50	46,750
5.625%, 12/1/21(7)	30	25,762
5.875%, 5/15/23(7)	100	83,750
6.125%, 4/15/25(7)	70	58,275

		$737,162

Ecological Services and Equipment — 0.0%(8)
Advanced Disposal Services, Inc.
8.25%, 10/1/20	50	$52,000
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,375
5.125%, 6/1/21	25	25,594
Covanta Holding Corp.
5.875%, 3/1/24	25	24,875

		$153,844

Electric Utilities — 0.0%(8)
NRG Yield Operating, LLC
5.375%, 8/15/24	25	$25,688

		$25,688

Electronics/Electrical — 0.4%
Anixter, Inc.
5.50%, 3/1/23	45	$47,419
CommScope, Inc.
4.375%, 6/15/20(7)	20	20,705
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)	55	58,217
Infor (US), Inc.
5.75%, 8/15/20(7)	20	21,175
6.50%, 5/15/22	50	49,875
Informatica, LLC
7.125%, 7/15/23(7)	10	9,900
Nuance Communications, Inc.
5.375%, 8/15/20(7)	45	46,130
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	65	67,762

Security	Principal Amount* (000’s omitted)		Value
Western Digital Corp.
7.375%, 4/1/23(7)		1,425	$1,555,031
Zebra Technologies Corp.
7.25%, 10/15/22		100	107,250

			$1,983,464

Energy — 0.1%
Contura Energy, Inc.
10.00%, 8/1/21(7)		710	$660,300

			$660,300

Equipment Leasing — 0.1%
International Lease Finance Corp.
6.75%, 9/1/16(7)		350	$351,495
7.125%, 9/1/18(7)		350	388,500

			$739,995

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(7)		45	$47,812
5.375%, 5/15/20		10	10,625
First Data Corp.
6.75%, 11/1/20(7)		962	1,003,504
7.00%, 12/1/23(7)		155	160,231
5.00%, 1/15/24(7)		20	20,225
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		45	45,000
6.00%, 8/1/20		65	65,162
JPMorgan Chase & Co.
6.75% to 2/1/24(11)		80	90,192
Navient Corp.
5.50%, 1/15/19		115	118,594
5.00%, 10/26/20		25	24,469

			$1,585,814

Financial Services — 0.0%(8)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(7)		10	$10,844

			$10,844

Food Products — 0.4%
Dean Foods Co.
6.50%, 3/15/23(7)		45	$47,700
Iceland Bondco PLC
4.778%, 7/15/20(7)(9)	GBP	1,500	1,786,657
Post Holdings, Inc.
6.75%, 12/1/21(7)		20	21,400
6.00%, 12/15/22(7)		35	37,056
7.75%, 3/15/24(7)		35	38,894
8.00%, 7/15/25(7)		15	17,288
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	28,656

			$1,977,651

Food Service — 0.0%(8)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(7)		65	$67,112
6.00%, 4/1/22(7)		125	131,406
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,763
3.75%, 11/1/21		15	15,056
3.875%, 11/1/23		5	4,944

			$229,281

Security	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 0.0%(8)
Rite Aid Corp.
6.125%, 4/1/23(7)	115	$122,475

		$122,475

Health Care — 1.2%
Alere, Inc.
7.25%, 7/1/18	10	$10,106
6.50%, 6/15/20	35	34,563
6.375%, 7/1/23(7)	65	65,406
AmSurg Corp.
5.625%, 11/30/20	50	51,875
5.625%, 7/15/22	45	47,419
Capsugel SA
7.00%, 5/15/19(7)(10)	19	19,238
Centene Corp.
4.75%, 5/15/22	20	20,700
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,190	2,223,069
7.125%, 7/15/20	120	109,726
6.875%, 2/1/22	85	73,525
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(7)	35	32,025
HCA Holdings, Inc.
6.25%, 2/15/21	85	92,331
HCA, Inc.
6.50%, 2/15/20	15	16,556
4.75%, 5/1/23	1,050	1,097,250
5.875%, 2/15/26	25	26,813
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(7)	25	26,219
Hologic, Inc.
5.25%, 7/15/22(7)	70	74,462
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(7)	140	148,862
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	45	46,181
Opal Acquisition, Inc.
8.875%, 12/15/21(7)	60	48,900
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)	1,300	1,355,250
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(7)	35	36,575
Teleflex, Inc.
5.25%, 6/15/24	20	20,900
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,437
4.375%, 10/1/21	600	601,500
8.125%, 4/1/22	105	108,937
6.75%, 6/15/23	15	14,494
WellCare Health Plans, Inc.
5.75%, 11/15/20	120	124,276

		$6,585,595

Home Furnishings — 0.0%(8)
Tempur Sealy International, Inc.
5.625%, 10/15/23	35	$36,400

		$36,400

Industrial Equipment — 0.0%(8)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)	70	$64,750

Security	Principal Amount* (000’s omitted)	Value
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)	50	$20,030
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)(10)	45	23,669

		$108,449

Insurance — 0.1%
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(7)(10)	45	$43,650
Hub International, Ltd.
7.875%, 10/1/21(7)	60	60,300
USI, Inc.
7.75%, 1/15/21(7)	100	101,500
Wayne Merger Sub, LLC
8.25%, 8/1/23(7)	40	39,950

		$245,400

Internet Software & Services — 0.0%(8)
Netflix, Inc.
5.50%, 2/15/22	45	$48,038
5.875%, 2/15/25	55	59,125
Riverbed Technology, Inc.
8.875%, 3/1/23(7)	40	42,300

		$149,463

Leisure Goods/Activities/Movies — 0.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)	35	$38,369
NCL Corp., Ltd.
5.25%, 11/15/19(7)	25	25,688
4.625%, 11/15/20(7)	45	45,675
Regal Entertainment Group
5.75%, 3/15/22	30	31,350
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	54,000
Sabre GLBL, Inc.
5.375%, 4/15/23(7)	25	26,312
5.25%, 11/15/23(7)	40	42,100
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	90	79,875
6.25%, 5/15/25(7)	40	31,600

		$374,969

Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
11.00%, 12/9/22(7)	224	$106,369
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	2,100	2,031,750
9.00%, 2/15/20(4)	500	483,750
9.00%, 2/15/20(4)	1,175	1,133,875
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	79,697
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	114,045
MGM Resorts International
6.625%, 12/15/21	90	100,069
7.75%, 3/15/22	30	34,662
6.00%, 3/15/23	65	70,485
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,450
Station Casinos, LLC
7.50%, 3/1/21	55	58,245

Security	Principal Amount* (000’s omitted)	Value
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(7)	310	$124,000

		$4,367,397

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)	1,000	$1,048,750

		$1,048,750

Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(7)	120	$120,900
IAMGOLD Corp.
6.75%, 10/1/20(7)	30	28,200
Imperial Metals Corp.
7.00%, 3/15/19(7)	25	23,375
Kissner Milling Co., Ltd.
7.25%, 6/1/19(7)	95	96,425
New Gold, Inc.
6.25%, 11/15/22(7)	70	71,575
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	55	47,025

		$387,500

Oil and Gas — 0.6%
Antero Resources Corp.
6.00%, 12/1/20	15	$14,925
5.375%, 11/1/21	100	96,250
5.625%, 6/1/23	30	28,537
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(7)	10	9,450
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	31,150
Canbriam Energy, Inc.
9.75%, 11/15/19(7)	25	25,437
CITGO Petroleum Corp.
6.25%, 8/15/22(7)	700	679,000
Concho Resources, Inc.
5.50%, 4/1/23	240	238,200
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(7)	90	91,800
7.75%, 2/15/23(7)	60	63,000
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	111,150
Denbury Resources, Inc.
5.50%, 5/1/22	20	12,800
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(7)	95	94,050
8.125%, 9/15/23(7)	25	25,437
Energy Transfer Equity, L.P.
5.875%, 1/15/24	75	75,607
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	65	33,475
Gulfport Energy Corp.
7.75%, 11/1/20	175	180,250
6.625%, 5/1/23	60	60,750
Matador Resources Co.
6.875%, 4/15/23	40	41,300
Memorial Resource Development Corp.
5.875%, 7/1/22	140	140,379
Newfield Exploration Co.
5.625%, 7/1/24	120	119,100

Security	Principal Amount* (000’s omitted)	Value
Noble Energy, Inc.
5.625%, 5/1/21	27	$28,475
Paramount Resources, Ltd.
6.875%, 6/30/23(7)	25	25,125
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	20,700
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	45,225
RSP Permian, Inc.
6.625%, 10/1/22	80	82,400
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	176,375
5.625%, 4/15/23	100	102,500
5.625%, 3/1/25	55	56,358
Sabine Pass LNG, L.P.
6.50%, 11/1/20	100	104,250
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	140	144,900
6.75%, 5/1/23(7)	60	60,900
Seventy Seven Energy, Inc.
6.50%, 7/15/22(4)	35	1,838
SM Energy Co.
6.125%, 11/15/22	25	21,313
6.50%, 1/1/23	80	68,400
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(7)	45	46,012
Tesoro Corp.
5.375%, 10/1/22	90	92,812
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	15	16,013
6.25%, 10/15/22	35	36,575
Triangle USA Petroleum Corp.
6.75%, 7/15/22(7)(4)	35	8,225
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	4,788
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	9,995

		$3,325,226

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(7)	540	$487,350
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(7)(10)	30	30,375
Tribune Media Co.
5.875%, 7/15/22	60	61,500

		$579,225

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$50,000
Series B, 6.50%, 11/15/22	90	93,600
iHeartCommunications, Inc.
9.00%, 12/15/19	953	773,121
11.25%, 3/1/21	45	35,325
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	35	36,444
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	25	25,937
6.00%, 7/15/24(7)	85	90,631
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	71,257

Security	Principal Amount* (000’s omitted)	Value
Univision Communications, Inc.
6.75%, 9/15/22(7)	746	$800,085
5.125%, 5/15/23(7)	30	30,975

		$2,007,375

Real Estate Investment Trusts (REITs) — 0.0%(8)
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23	10	$10,263
ESH Hospitality, Inc.
5.25%, 5/1/25(7)	30	30,075

		$40,338

Retailers (Except Food and Drug) — 0.4%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(7) (10)	36	$11,235
Dollar Tree, Inc.
5.25%, 3/1/20	45	47,025
5.75%, 3/1/23	105	113,662
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)	1,175	1,092,750
Hot Topic, Inc.
9.25%, 6/15/21(7)	150	158,437
L Brands, Inc.
6.875%, 11/1/35	50	53,275
Michaels Stores, Inc.
5.875%, 12/15/20(7)	45	46,856
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	142,762
Party City Holdings, Inc.
6.125%, 8/15/23(7)	65	68,738
Radio Systems Corp.
8.375%, 11/1/19(7)	60	63,225
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	50	52,375
Vista Outdoor, Inc.
5.875%, 10/1/23(7)	35	36,838

		$1,887,178

Road & Rail — 0.0%(8)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	45	$45,225

		$45,225

Software and Services — 0.0%(8)
IHS Markit, Ltd. Co.
5.00%, 11/1/22(7)	60	$61,950
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(7)(10)	65	60,937
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(7)	60	33,600

		$156,487

Steel — 0.0%(8)
ArcelorMittal
7.25%, 2/25/22	25	$27,500

		$27,500

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	40	$42,200

Security	Principal Amount* (000’s omitted)		Value
XPO Logistics, Inc.
7.875%, 9/1/19(7)		190	$197,362
6.50%, 6/15/22(7)		75	74,625

			$314,187

Technology — 0.0%(8)
Micron Technology, Inc.
5.25%, 8/1/23(7)		20	$18,050
5.625%, 1/15/26(7)		25	22,313

			$40,363

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(7)		45	$34,425
CenturyLink, Inc.
6.75%, 12/1/23		40	41,750
CommScope Technologies Finance, LLC
6.00%, 6/15/25(7)		40	42,400
Frontier Communications Corp.
6.25%, 9/15/21		40	39,100
10.50%, 9/15/22		15	16,219
7.625%, 4/15/24		30	27,825
6.875%, 1/15/25		45	39,633
11.00%, 9/15/25		55	58,988
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		120	87,900
6.625%, 12/15/22		5	3,500
Intelsat Luxembourg S.A.
7.75%, 6/1/21		75	17,625
8.125%, 6/1/23		90	21,375
Level 3 Financing, Inc.
5.375%, 1/15/24		25	26,281
SBA Telecommunications, Inc.
5.75%, 7/15/20		145	149,713
Sprint Communications, Inc.
7.00%, 8/15/20		655	625,394
6.00%, 11/15/22		5	4,314
Sprint Corp.
7.25%, 9/15/21		60	56,288
7.875%, 9/15/23		250	229,533
7.625%, 2/15/25		45	40,725
T-Mobile USA, Inc.
6.25%, 4/1/21		40	42,000
6.633%, 4/28/21		50	52,750
6.731%, 4/28/22		20	21,025
6.625%, 4/1/23		40	43,082
6.375%, 3/1/25		35	37,581
6.50%, 1/15/26		115	124,976
Wind Acquisition Finance SA
4.954%, 4/30/19(7)(9)	EUR	500	557,379
6.50%, 4/30/20(7)		475	491,330
3.751%, 7/15/20(7)(9)	EUR	475	527,134
Windstream Services, LLC
7.75%, 10/1/21		30	28,650

			$3,488,895

Utilities — 0.7%
AES Corp. (The)
5.50%, 3/15/24		25	$25,969
Air Medical Merger Sub Corp.
6.375%, 5/15/23(7)		30	29,100

Security	Principal Amount* (000’s omitted)	Value
Calpine Corp.
5.375%, 1/15/23	50	$50,125
7.875%, 1/15/23(7)	1,930	2,050,625
5.75%, 1/15/25	15	15,038
5.25%, 6/1/26(7)	1,050	1,068,375
Dynegy, Inc.
6.75%, 11/1/19	80	81,900
7.375%, 11/1/22	65	64,187
7.625%, 11/1/24	55	54,037

		$3,439,356

Total Corporate Bonds & Notes (identified cost $54,354,785)		$52,489,538

Asset-Backed Securities — 6.1%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.03%, 7/15/27(7)(9)	$1,000	$899,548
Apidos CLO XVII
Series 2014-17A, Class C, 3.979%, 4/17/26(7)(9)	1,000	956,413
Series 2014-17A, Class D, 5.429%, 4/17/26(7)(9)	1,000	861,855
Apidos CLO XIX
Series 2014-19A, Class E, 6.129%, 10/17/26(7)(9)	2,100	1,882,856
Apidos CLO XXI
Series 2015-21A, Class D, 6.229%, 7/18/27(7)(9)	1,000	887,106
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.326%, 11/15/25(7)(9)	2,000	1,824,894
Series 2015-2A, Class E2, 5.952%, 7/29/26(7)(9)	1,000	887,314
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.196%, 4/20/25(7)(9)	350	340,297
Series 2013-IA, Class E, 5.096%, 4/20/25(7)(9)	225	202,277
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.78%, 7/15/26(7)(9)	500	429,921
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class E, 5.88%, 10/15/26(7)(9)	2,000	1,774,534
Series 2015-5A, Class D, 6.796%, 1/20/28(7)(9)	500	463,347
Cent CLO, L.P.
Series 2014-22A, Class D, 5.932%, 11/7/26(7)(9)	1,000	822,373
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.429%, 7/17/19(7)(9)	750	750,185
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 5.696%, 7/20/26(7)(9)	1,975	1,701,383
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B1L, 3.826%, 8/15/25(7)(9)	640	603,195
Series 2013-28A, Class B2L, 4.526%, 8/15/25(7)(9)	430	370,123
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.576%, 8/15/28(7)(9)	1,000	920,744
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.296%, 1/20/28(7)(9)	1,000	905,277
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.383%, 5/5/27(7)(9)	2,000	1,771,092
Oak Hill Credit Partners, Ltd.
Series 2013-8A, Class D, 4.196%, 4/20/25(7)(9)	450	432,913
Series 2015-11A, Class E, 7.396%, 10/20/28(7)(9)	1,000	977,685
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class D, 4.029%, 7/17/25(7)(9)	925	859,580
Series 2013-1A, Class E, 5.179%, 7/17/25(7)(9)	1,125	1,004,349

Security	Principal Amount (000’s omitted)	Value
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.18%, 7/15/27(7)(9)	2,000	$1,908,190
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.146%, 7/20/27(7)(9)	1,200	1,073,066
Race Point CLO, Ltd.
Series 2012-7A, Class D, 4.882%, 11/8/24(7)(9)	1,750	1,750,181
Recette CLO, LLC
Series 2015-1A, Class E, 6.396%, 10/20/27(7)(9)	1,000	907,072
Schiller Park CLO, Ltd.
Series 2007-1A, Class D, 3.215%, 4/25/21(7)(9)	1,000	963,072
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 7.857%, 7/20/28(7)(9)	1,600	1,516,358
Ziggurat CLO, Ltd.
Series 2014-1A, Class E, 5.679%, 10/17/26(7)(9)	2,000	1,644,096

Total Asset-Backed Securities (identified cost $33,399,427)		$32,291,296

Common Stocks — 1.1%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(12)(14)	55	$644,611

		$644,611

Automotive — 0.1%
Dayco Products, LLC(12)(14)	18,702	$626,517

		$626,517

Business Equipment and Services — 0.1%
Education Management Corp.(3)(12)(14)	3,185,850	$16,248
RCS Capital Corp.(3)(12)(14)	59,826	448,695

		$464,943

Energy — 0.1%
Contura Energy, Inc.(12)(14)	20,704	$310,560

		$310,560

Health Care — 0.1%
New Millennium Holdco, Inc.(12)(14)	61,354	$260,754

		$260,754

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(12)(14)	35,670	$681,297

		$681,297

Nonferrous Metals/Minerals — 0.0%(8)
Alpha National Resources Holdings, Inc., Class A, PFC Shares(12)(14)	15,380	$6,152
ANR, Inc., Class A, PFC Shares(12)(14)	15,380	23,070
ASP United/GHX Holding, LLC(3)(12)(14)	704	0

		$29,222

Oil and Gas — 0.0%(8)
Southcross Holdings Group, LLC(3)(12)(14)	59	$0
Southcross Holdings L.P., Class A(12)(14)	59	22,863

		$22,863

Publishing — 0.5%
ION Media Networks, Inc.(3)(12)(14)	3,990	$2,263,527

Security	Shares	Value
MediaNews Group, Inc.(3)(12)(14)	10,718	$353,691
Nelson Education, Ltd.(3)(12)(14)	54,585	0

		$2,617,218

Total Common Stocks (identified cost $2,451,223)		$5,657,985

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value
Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(3)(12)(14)	3,545	$9,749

Total Convertible Preferred Stocks (identified cost $250,194)		$9,749

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,353,133
Invesco Senior Income Trust	483,234	2,111,733
Nuveen Credit Strategies Income Fund	365,228	3,078,872
Nuveen Floating Rate Income Fund	148,079	1,581,484
Nuveen Floating Rate Income Opportunity Fund	103,281	1,107,172
Voya Prime Rate Trust	396,676	2,090,482

Total Closed-End Funds (identified cost $12,168,732)		$11,322,876

Miscellaneous — 0.0%(8)

Security	Principal Amount/ Shares	Value
Lodging and Casinos — 0.0%(8)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(14)	$99,307	$50

		$50

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(14)	540,000	$0

		$0

Total Miscellaneous (identified cost $0)		$50

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(13)	$2,246	$2,245,750

Total Short-Term Investments (identified cost $2,245,750)		$2,245,750

Total Investments — 153.3% (identified cost $845,961,140)		$817,234,935

Value
Less Unfunded Loan Commitments — (0.2)%	$(870,638)

Net Investments — 153.1% (identified cost $845,090,502)	$816,364,297

Other Assets, Less Liabilities — (28.5)%	$(151,991,786)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (24.6)%	$(131,330,831)

Net Assets Applicable to Common Shares — 100.0%	$533,041,680

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(6)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $58,467,305 or 11.0% of the Trust’s net assets applicable to common shares.

(8)	Amount is less than 0.05%.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $26,339.

(14)	Non-income producing security.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,068,991	CAD	2,687,702	State Street Bank and Trust Company	8/31/16	$10,074	$—
USD	3,060,367	EUR	2,727,794	State Street Bank and Trust Company	8/31/16	7,325	—
USD	10,053,266	EUR	9,058,204	HSBC Bank USA, N.A.	9/30/16	—	(99,020)
USD	9,174,508	GBP	6,873,835	Goldman Sachs International	9/30/16	68,028	—
USD	4,991,506	EUR	4,523,504	Goldman Sachs International	10/31/16	—	(85,068)
USD	3,545,179	GBP	2,697,205	State Street Bank and Trust Company	10/31/16	—	(30,005)

						$85,427	$(214,093)

Abbreviations:

PFC Shares	-	Preference Shares

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At July 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $85,427 and $214,093, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$845,565,667

Gross unrealized appreciation	$8,608,415
Gross unrealized depreciation	(37,809,785)

Net unrealized depreciation	$(29,201,370)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$710,066,157	$2,280,896	$712,347,053
Corporate Bonds & Notes	—	52,469,508	20,030	52,489,538
Asset-Backed Securities	—	32,291,296	—	32,291,296
Common Stocks	681,297	1,249,916	3,726,772	5,657,985
Convertible Preferred Stocks	—	—	9,749	9,749
Closed-End Funds	11,322,876	—	—	11,322,876
Miscellaneous	—	50	0	50
Short-Term Investments	—	2,245,750	—	2,245,750
Total Investments	$12,004,173	$798,322,677	$6,037,447	$816,364,297
Forward Foreign Currency Exchange Contracts	$—	$85,427	$—	$85,427
Total	$12,004,173	$798,408,104	$6,037,447	$816,449,724

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(214,093)	$—	$(214,093)
Total	$—	$(214,093)	$—	$(214,093)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016